Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Schedule of property plant and equipment, net of related accumulated depreciation and impairment.

	For the year ended 31 December 2024
				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2024	181,037	1,197,462	7,205	145,206	67,091	33,706	26,071	41,314	1,699,092
Additions	65	3,415	5,693	76,097	—	150	3,850	13,201	102,471
Disposals and other	(97)	(28,173)	(993)	—	—	—	(267)	(4,579)	(34,109)
Transfers from/(to) other accounts	51,924	87,623	6,369	(148,021)	2,700	(3,813)	—	3,218	—
Exchange differences	(6,881)	(45,916)	(797)	(7,250)	(77)	(331)	(1,218)	(1,630)	(64,100)
Balance at December 31, 2024	226,048	1,214,411	17,477	66,032	69,714	29,712	28,436	51,524	1,703,354

Accumulated depreciation (Note 27.6):
Balance at January 1, 2024	(119,009)	(821,272)	(1,149)	—	(2,840)	(10,317)	(12,296)	(30,244)	(997,127)
Depreciation and amortization for the period	(3,003)	(60,411)	(389)	—	(211)	(182)	(2,582)	(8,211)	(74,989)
Disposals and other	101	25,847	165	—	—	—	267	4,579	30,959
Transfers from/(to) other accounts	(15,742)	20,285	(4,981)	—	—	—	—	438	—
Exchange differences	4,486	33,987	361	—	—	353	529	1,234	40,950
Balance at December 31, 2024	(133,167)	(801,564)	(5,993)	—	(3,051)	(10,146)	(14,082)	(32,204)	(1,000,207)

Impairment (Note 27.8):
Balance at January 1, 2024	(22,680)	(77,617)	(2,752)	(78,150)	—	(18,542)	(827)	—	(200,568)
Impairment losses for the period	(888)	(18,105)	(1,352)	(3,784)	—	—	—	(811)	(24,940)
Disposals and other	—	1,342	—	—	—	—	—	—	1,342
Transfers from/(to) other accounts	(11,166)	(45,529)	877	55,817	—	—	—	—	—
Exchange differences	415	3,418	299	4,047	—	6	—	30	8,215
Balance at December 31, 2024	(34,319)	(136,491)	(2,928)	(22,070)	—	(18,536)	(827)	(781)	(215,951)

Carrying amount at December 31, 2024	58,562	276,356	8,556	43,962	66,663	1,030	13,527	18,539	487,196

	For the year ended 31 December 2023
				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2023	175,490	1,122,855	8,690	133,073	58,804	34,207	21,245	31,358	1,585,722
Additions	2,886	11,263	118	81,457	8,550	—	4,660	9,623	118,557
Disposals and other	(1,743)	(19,621)	(1,051)	(128)	—	—	(470)	(766)	(23,779)
Transfers from/(to) other accounts	1,289	69,560	(376)	(73,312)	—	61	2	767	(2,009)
Exchange differences	3,115	13,405	(176)	4,116	(263)	(562)	634	332	20,601
Balance at December 31, 2024	181,037	1,197,462	7,205	145,206	67,091	33,706	26,071	41,314	1,699,092

Accumulated depreciation (Note 27.6):
Balance at January 1, 2023	(114,388)	(759.015)	(1,869)		(2,710)	(10,348)	(9,481)	(25,141)	(922,952)
Depreciation and amortization for the period	(2,562)	(60,457)	(428)	—	(130)	(47)	(2,713)	(6,532)	(72,869)
Disposals and other	390	10,044	705	—	—	—	197	1,634	12,970
Transfers from/(to) other accounts	49	(40)	(9)	—	—	—	—	—	—
Exchange differences	(2,498)	(11,804)	452	—	—	78	(299)	(205)	(14,276)
Balance at December 31, 2023	(119,009)	(821,272)	(1,149)	—	(2,840)	(10,317)	(12,296)	(30,244)	(997,127)

Impairment (Note 27.8):
Balance at January 1, 2023	(23,448)	(58,060)	(2,812)	(72,402)	—	(18,544)	(1,256)	—	(176,522)
Impairment losses for the period	(500)	(21,493)	(33)	(3,742)	—	—	—	—	(25,768)
Disposals and other	1,376	3,118	46		—	—	429	—	4,969
Transfers from/(to) other accounts	(6)	(622)	—	484	—	—	—	—	(144)
Exchange differences	(102)	(560)	47	(2,490)	—	2	—	—	(3,103)
Balance at December 31, 2023	(22,680)	(77,617)	(2,752)	(78,150)	—	(18,542)	(827)	—	(200,568)

Carrying amount at December 31, 2023	39,348	298,573	3,304	67,056	64,251	4,847	12,948	11,070	501,396

Schedule of significant assumptions	(1) EBITDA Margin is determined as EBITDA divided by sales
Schedule of changes in assumptions

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 15%	by 15%
CGU
Dunkirk	18,141	1,896	11,676	(8,911)	1,574	(1,661)	(23,174)	23,174

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
CGU
Alloy	70,574	(2,479)	16,334	(12,761)	760	(806)	(28,191)	28,191

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
CGU
Polokwane	13,582	9,213	8,955	(7,135)	822	(850)	(15,022)	15,022

Schedule of impairment write downs / (reversals)

		2024	2023
CGU	Segment	US$'000	US$'000
Selma	Noth America Silicon Metal	—	21,008
Alloy	Noth America Silicon Metal	2,479	—
Boo	Europe Manganese	—	1,570
Cee-Dumbria	Europe Silicon Alloys	3,646	3,619
Polokwane	South Africa Silicon Metal	12,953	—
Puertollano	Other Segments	5,862	—
Others	Other Segments	—	(429)
Total		24,940	25,768